USE OF ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
USE OF ESTIMATES AND JUDGMENTS

4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of financial statements in compliance with IFRS requires Management to make use of judgments, estimates and assumptions that affect the application of accounting practices and the reported amounts of assets and liabilities, income and expenses. The estimates and assumptions are based on experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for decision-making regarding judgments regarding the carrying amounts of assets and liabilities that are not readily evident from other sources. The actual results may differ from these estimates.

The estimates and assumptions are reviewed on a regular basis. Changes in accounting estimates may affect the period during which they are realized, or future periods.

Although each significant accounting policy reflects judgments, assessments or estimates, the Company believes that the following accounting practices reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results:

Note	Accounting policies that reflect significant estimates and judgments
3.2.3	Joint arrangements
3.2.4	Business combination
3.2.5	Business combination between entities under common control
3.3	Financial reporting in hyperinflationary economies
3.4	Present value adjustment
3.6	Tax incentives and subsidized loans
18	Recognition of assets and liabilities relating to extemporaneous tax debits or credits
13	Current and deferred tax
14	Leases
16	Impairment
24	Measurement of employee benefits
25	Share-based payments
27	Provisions and contingent liabilities, including tax contingencies
28	Measurement of financial instruments, including derivatives